Shareholder Report	6 Months Ended
Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Dreyfus Treasury Obligations Cash Management
Entity Central Index Key	0000796251
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
C000000251 [Member]
Shareholder Report [Line Items]
Fund Name	Dreyfus Treasury Obligations Cash Management
Class Name	Institutional Shares
Trading Symbol	DTRXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dreyfus Treasury Obligations Cash Management (the “Fund”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares*	$9	0.17%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 9	[1]
Expense Ratio, Percent	0.17%	[1],[2]
Net Assets	$ 47,682,000,000
Holdings Count | Holding	73
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 7/31/25 )
Fund Size (Millions)	Number of Holdings
$47,682	73
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Holdings [Text Block]	Portfolio Holdings (as of 7/31/25 ) Allocation of Holdings (Based on Net Assets)
C000000252 [Member]
Shareholder Report [Line Items]
Fund Name	Dreyfus Treasury Obligations Cash Management
Class Name	Investor Shares
Trading Symbol	DTVXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dreyfus Treasury Obligations Cash Management (the “Fund”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares*	$21	0.42%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 21	[3]
Expense Ratio, Percent	0.42%	[3],[4]
Net Assets	$ 47,682,000,000
Holdings Count | Holding	73
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 7/31/25 )
Fund Size (Millions)	Number of Holdings
$47,682	73
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Holdings [Text Block]	Portfolio Holdings (as of 7/31/25 ) Allocation of Holdings (Based on Net Assets)
C000000253 [Member]
Shareholder Report [Line Items]
Fund Name	Dreyfus Treasury Obligations Cash Management
Class Name	Administrative Shares
Trading Symbol	DTAXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dreyfus Treasury Obligations Cash Management (the “Fund”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Shares*	$14	0.28%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 14	[5]
Expense Ratio, Percent	0.28%	[5],[6]
Net Assets	$ 47,682,000,000
Holdings Count | Holding	73
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 7/31/25 )
Fund Size (Millions)	Number of Holdings
$47,682	73
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Holdings [Text Block]	Portfolio Holdings (as of 7/31/25 ) Allocation of Holdings (Based on Net Assets)
C000000254 [Member]
Shareholder Report [Line Items]
Fund Name	Dreyfus Treasury Obligations Cash Management
Class Name	Participant Shares
Trading Symbol	DTPXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dreyfus Treasury Obligations Cash Management (the “Fund”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Participant Shares*	$29	0.57%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 29	[7]
Expense Ratio, Percent	0.57%	[7],[8]
Net Assets	$ 47,682,000,000
Holdings Count | Holding	73
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 7/31/25 )
Fund Size (Millions)	Number of Holdings
$47,682	73
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Holdings [Text Block]	Portfolio Holdings (as of 7/31/25 ) Allocation of Holdings (Based on Net Assets)
C000223304 [Member]
Shareholder Report [Line Items]
Fund Name	Dreyfus Treasury Obligations Cash Management
Class Name	Wealth Shares
Trading Symbol	DTKXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dreyfus Treasury Obligations Cash Management (the “Fund”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wealth Shares*	$21	0.42%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 21	[9]
Expense Ratio, Percent	0.42%	[9],[10]
Net Assets	$ 47,682,000,000
Holdings Count | Holding	73
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 7/31/25 )
Fund Size (Millions)	Number of Holdings
$47,682	73
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Holdings [Text Block]	Portfolio Holdings (as of 7/31/25 ) Allocation of Holdings (Based on Net Assets)
C000223303 [Member]
Shareholder Report [Line Items]
Fund Name	Dreyfus Treasury Obligations Cash Management
Class Name	Service Shares
Trading Symbol	DTNXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dreyfus Treasury Obligations Cash Management (the “Fund”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares*	$49	0.98%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 49	[11]
Expense Ratio, Percent	0.98%	[11],[12]
Net Assets	$ 47,682,000,000
Holdings Count | Holding	73
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 7/31/25 )
Fund Size (Millions)	Number of Holdings
$47,682	73
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Holdings [Text Block]	Portfolio Holdings (as of 7/31/25 ) Allocation of Holdings (Based on Net Assets)

[1]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[2]	Annualized.
[3]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[4]	Annualized.
[5]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[6]	Annualized.
[7]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[8]	Annualized.
[9]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[10]	Annualized.
[11]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[12]	Annualized.